DERIVATIVE LIABILITY	6 Months Ended	12 Months Ended
	Sep. 30, 2015	Mar. 31, 2015
DERIVATIVE LIABILITY [Text Block]

NOTE 6 – DERIVATIVE LIABILITY

On November 7, 2013, we sold to certain institutional investors 10% Series B Convertible Preferred Shares which are subject to mandatory redemption and include down-round provisions that reduce the exercise price of a warrant and convertible instrument. As required by ASC 815 “Derivatives and Hedging”, if the Company either issues equity shares for a price that is lower than the exercise price of those instruments or issues new warrants or convertible instruments that have a lower exercise price, the investors will be entitled to down-round protection. The Company evaluated whether its warrants and convertible debt instruments contain provisions that protect holders from declines in its stock price or otherwise could result in modification of either the exercise price or the shares to be issued under the respective warrant agreements. The Company determined that a portion of its outstanding warrants and conversion instruments contained such provisions thereby concluding they were not indexed to the Company’s own stock and therefore a derivative instrument.

Between April 16, 2014 and April 24, 2014, the Company redeemed 247 shares of the 10% Series B Preferred Stock for $247,171 plus accrued interest of $46,456 and a $10,212 penalty related to the delayed registration. The effect of this redemption resulted in a reduction of $56,098 derivative liability.

On May 1, 2014, the Company completed the offering and sale of an aggregate of 17,333,329 shares of our common stock and warrants to purchase an aggregate of 8,666,665 shares of our common stock, for aggregate gross proceeds of $2,599,999. Each share of common stock sold in the offering was accompanied by a warrant to purchase one-half of a share of common stock at an exercise price of $0.15 per share for a period of five years from the date of issuance. Each share of common stock, together with each warrant was sold at a price of $0.15. The warrants include down-round provisions that reduce the exercise price of a warrant and convertible instrument. As required by ASC 815 “Derivatives and Hedging”, if the Company either issues equity shares for a price that is lower than the exercise price of those instruments or issues new warrants or convertible instruments that have a lower exercise price, the investors will be entitled to down-round protection. The Company evaluated whether its warrants and convertible debt instruments contain provisions that protect holders from declines in its stock price or otherwise could result in modification of either the exercise price or the shares to be issued under the respective warrant agreements. The Company determined that a portion of its outstanding warrants and conversion instruments contained such provisions thereby concluding were not indexed to the Company’s own stock and therefore a derivative instrument.

On August 20, 2014, the Company entered into a warrant amendment agreement with certain holders of the Company’s outstanding common stock purchase warrants whereby the Company agreed to reduce the exercise price of the Existing Warrants to $0.10 per share in consideration for the immediate exercise of the Existing Warrants by the Holders and the Holders are to be issued new common stock purchase warrants of the Company in the form of the Existing Warrants to purchase up to a number of shares of our common stock equal to the number of Existing Warrants exercised by the Holders, provided that the exercise price of the New Warrants will be $0.125 per share, subject to adjustment in the New Warrants. Each New Warrant has a term of five years from the date of issuance. Each share of common stock, together with each warrant was sold at a price of $0.125. The warrants include down-round provisions that reduce the exercise price of a warrant and convertible instrument. As required by ASC 815 “Derivatives and Hedging”, if the Company either issues equity shares for a price that is lower than the exercise price of those instruments or issues new warrants or convertible instruments that have a lower exercise price, the investors will be entitled to down-round protection. The Company evaluated whether its warrants and convertible debt instruments contain provisions that protect holders from declines in its stock price or otherwise could result in modification of either the exercise price or the shares to be issued under the respective warrant agreements. The Company determined that a portion of its outstanding warrants and conversion instruments contained such provisions thereby concluding they were not indexed to the Company’s own stock and therefore a derivative instrument. The derivative liability was increased by $167,384 as a result of the issued warrants.

On August 21, 2014, pursuant to the Warrant Amendment Agreement, the Company issued an aggregate of 9,829,455 shares of the Company’s common stock upon exercise of the Existing Warrants at an exercise price of $0.10 per share for aggregate gross proceeds of $982,945. An aggregate of 8,666,664 shares of our common stock issued upon exercise of the Existing Warrants. The derivative liability was reduced by $168,273 as a result of the warrants exercised.

Pursuant to the engagement agreement dated March 12, 2014 with H.C. Wainwright & Co., LLC (“Wainwright”), Wainwright agreed to act as our exclusive placement agent in connection with the offering. Pursuant to the engagement agreement, the Company, we issued warrants to purchase an aggregate of 5.5% of the aggregate number of shares of our common stock sold in the offering, or 953,333, to Wainwright and its designees. These warrants have an exercise price of $0.1875 per share and expire on April 16, 2019. The warrants include down-round provisions that reduce the exercise price of a warrant and convertible instrument. As required by ASC 815 “Derivatives and Hedging”, if the Company either issues equity shares for a price that is lower than the exercise price of those instruments or issues new warrants or convertible instruments that have a lower exercise price, the investors will be entitled to down-round protection. The Company evaluated whether its warrants and convertible debt instruments contain provisions that protect holders from declines in its stock price or otherwise could result in modification of either the exercise price or the shares to be issued under the respective warrant agreements. The Company determined that a portion of its outstanding warrants and conversion instruments contained such provisions thereby concluding they were not indexed to the Company’s own stock and therefore a derivative instrument.

The range of significant assumptions which the Company used to measure the fair value of warrant liabilities (a level 3 input) at April 24, 2014 is as follows:

Conversion feature
Stock price	$0 .3275
Term (Years)	Less than 1
Volatility	331%
Exercise prices	$0.43
Dividend yield	0%

The range of significant assumptions which the Company used to measure the fair value of warrant liabilities (a level 3 input) at May 1, 2014 is as follows:

		Placement Agent
	Issuance Warrants	Warrants
Stock price	$0.15	$0.15
Term (Years)	5	5
Volatility	306%	306%
Exercise prices	$0.15	$0.1875
Dividend yield	0%	0%

The range of significant assumptions which the Company used to measure the fair value of warrant liabilities (a level 3 input) at August 20, 2014 is as follows:

New Warrants
Stock price	$0.12
Term (Years)	5
Volatility	247%
Exercise prices	$0.125
Dividend yield	0%

The range of significant assumptions which the Company used to measure the fair value of warrant liabilities (a level 3 input) at August 21, 2014 is as follows:

Existing Warrants
Stock price	$0.17
Term (Years)	5
Volatility	247%
Exercise prices	$0.10
Dividend yield	0%

The range of significant assumptions which the Company used to measure the fair value of warrant liabilities (a level 3 input) at March 31, 2015 is as follows:

Warrants (including placement agent)
Stock price	$0.1081
Term (Years)	4 to 5
Volatility	148%
Exercise prices	$0.55 to 0.125
Dividend yield	0%

During the period ended September 30, 2015 the Company issued shares of stock at $0.07 which reduced the exercise price of the Existing Warrants.

The range of significant assumptions which the Company used to measure the fair value of warrant liabilities (a level 3 input) at September 30, 2015 is as follows:

Warrants (including placement agent)
Stock price	$0.098
Term (Years)	4 to 5
Volatility	126%
Exercise prices	$0.55 to 0.07
Dividend yield	0%

The following table sets forth the fair value hierarchy within our financial assets and liabilities by level that were accounted for at fair value on a recurring basis as of May 1, 2014.

		Fair Value Measurement at May 1, 2014
	Carrying
	Value at
	May 1, 2014	Level 1	Level 2	Level 3
Liabilities:

Derivative warrant liability	$216,236	$-	$-	$216,236
Derivative placement agent warrant liability	$23,787	$-	$-	$23,787
Total derivative liability	$240,023	$-	$-	$240,023

The following table sets forth the fair value hierarchy added to our financial liabilities by level that were accounted for at fair value on a recurring basis as of August 21, 2014.

		Fair Value Measurement at August 21, 2014
	Carrying
	Value at
	August 21, 2014	Level 1	Level 2	Level 3
Liabilities:

Derivative warrant liability	$149,687	$-	$-	$149,687

The following table sets forth the fair value hierarchy within our financial assets and liabilities by level that were accounted for at fair value on a recurring basis as of March 31, 2015.

		Fair Value Measurement at March 31, 2015
	Carrying
	Value at
	March 31, 2015	Level 1	Level 2	Level 3
Liabilities:

Derivative convertible debt liability	$-	$-	$-	$-
Derivative warrant liability convertible preferred stock	$176,486	$-	$-	$176,486
Derivative warrants liability on common stock issuance including placement agent warrants	$18,454	$-	$-	$18,454
Total derivative liability	$194,940	$-	$-	$194,940

The following table sets forth the fair value hierarchy within our financial assets and liabilities by level that were accounted for at fair value on a recurring basis as of September 30, 2015.

		Fair Value Measurement at September 30, 2015
	Carrying
	Value at
	September 30, 2015	Level 1	Level 2	Level 3
Liabilities:

Derivative convertible debt liability	$-	$-	$-	$-
Derivative warrant liability convertible preferred stock	$215,327	$-	$-	$215,327
Derivative warrants liability on common stock issuance including placement agent warrants	$22,275	$-	$-	$22,275
Total derivative liability	$237,602	$-	$-	$237,602

The Company analyzed the warrants and conversion feature under ASC 815 “Derivatives and Hedging” to determine the derivative liability. The Company estimated the fair value of these derivatives using a multinomial distribution (Lattice) valuation model. The fair value of these warrant liabilities at March 31, 2015 was $194,940 and the conversion feature liability was $0. At September 30, 2015 the fair value of these warrant liabilities was $237,602 and the conversion feature liability was $0. Changes in the derivative liability for the period ended September 30, 2015 consist of:

Six Months
Ended
September 30, 2015
Derivative liability at March 31, 2015	$194,940
Change in derivative liability – mark to market	42,662
Derivative liability at September 30, 2015	$237,602

NOTE 6 – DERIVATIVE LIABILITY

On November 7, 2013, we sold to certain institutional investors 10% Series B Convertible Preferred Shares which are subject to mandatory redemption and include down-round provisions that reduce the exercise price of a warrant and convertible instrument. As required by ASC 815 “Derivatives and Hedging”, if the Company either issues equity shares for a price that is lower than the exercise price of those instruments or issues new warrants or convertible instruments that have a lower exercise price, the investors will be entitled to down-round protection. The Company evaluated whether its warrants and convertible debt instruments contain provisions that protect holders from declines in its stock price or otherwise could result in modification of either the exercise price or the shares to be issued under the respective warrant agreements. The Company determined that a portion of its outstanding warrants and conversion instruments contained such provisions thereby concluding they were not indexed to the Company’s own stock and therefore a derivative instrument.

Between April 16, 2014 and April 24, 2014, the Company redeemed 247 shares of the 10% Series B Preferred Stock for $247,171 plus accrued interest of $46,456 and a $10,212 penalty related to the delayed registration. The effect of this redemption resulted in a reduction of $56,098 derivative liability.

On May 1, 2014, the Company completed the offering and sale of an aggregate of 17,333,329 shares of our common stock and warrants to purchase an aggregate of 8,666,665 shares of our common stock, for aggregate gross proceeds of $2,599,999. Each share of common stock sold in the offering was accompanied by a warrant to purchase one-half of a share of common stock at an exercise price of $0.15 per share for a period of five years from the date of issuance. Each share of common stock, together with each warrant was sold at a price of $0.15. The warrants include down-round provisions that reduce the exercise price of a warrant and convertible instrument. As required by ASC 815 “Derivatives and Hedging”, if the Company either issues equity shares for a price that is lower than the exercise price of those instruments or issues new warrants or convertible instruments that have a lower exercise price, the investors will be entitled to down-round protection. The Company evaluated whether its warrants and convertible debt instruments contain provisions that protect holders from declines in its stock price or otherwise could result in modification of either the exercise price or the shares to be issued under the respective warrant agreements. The Company determined that a portion of its outstanding warrants and conversion instruments contained such provisions thereby concluding were not indexed to the Company’s own stock and therefore a derivative instrument.

On August 20, 2014, the Company entered into a warrant amendment agreement with certain holders of the Company’s outstanding common stock purchase warrants whereby the Company agreed to reduce the exercise price of the Existing Warrants to $0.10 per share in consideration for the immediate exercise of the Existing Warrants by the Holders and the Holders are to be issued new common stock purchase warrants of the Company in the form of the Existing Warrants to purchase up to a number of shares of our common stock equal to the number of Existing Warrants exercised by the Holders, provided that the exercise price of the New Warrants will be $0.125 per share, subject to adjustment in the New Warrants. Each New Warrant has a term of five years from the date of issuance. Each share of common stock, together with each warrant was sold at a price of $0.125. The warrants include down-round provisions that reduce the exercise price of a warrant and convertible instrument. As required by ASC 815 “Derivatives and Hedging”, if the Company either issues equity shares for a price that is lower than the exercise price of those instruments or issues new warrants or convertible instruments that have a lower exercise price, the investors will be entitled to down-round protection. The Company evaluated whether its warrants and convertible debt instruments contain provisions that protect holders from declines in its stock price or otherwise could result in modification of either the exercise price or the shares to be issued under the respective warrant agreements. The Company determined that a portion of its outstanding warrants and conversion instruments contained such provisions thereby concluding they were not indexed to the Company’s own stock and therefore a derivative instrument. The derivative liability was increased by $167,384 as a result of the issued warrants.

On August 21, 2014, pursuant to the Warrant Amendment Agreement, the Company issued an aggregate of 9,829,455 shares of the Company’s common stock upon exercise of the Existing Warrants at an exercise price of $0.10 per share for aggregate gross proceeds of $982,945. An aggregate of 8,666,664 shares of our common stock issued upon exercise of the Existing Warrants. The derivative liability was reduced by $168,273 as a result of the warrants exercised.

Pursuant to the engagement agreement dated March 12, 2014 with H.C. Wainwright & Co., LLC (“Wainwright”), Wainwright agreed to act as our exclusive placement agent in connection with the offering. Pursuant to the engagement agreement, the Company, we issued warrants to purchase an aggregate of 5.5% of the aggregate number of shares of our common stock sold in the offering, or 953,333, to Wainwright and its designees. These warrants have an exercise price of $0.1875 per share and expire on April 16, 2019. The warrants include down-round provisions that reduce the exercise price of a warrant and convertible instrument. As required by ASC 815 “Derivatives and Hedging”, if the Company either issues equity shares for a price that is lower than the exercise price of those instruments or issues new warrants or convertible instruments that have a lower exercise price, the investors will be entitled to down-round protection. The Company evaluated whether its warrants and convertible debt instruments contain provisions that protect holders from declines in its stock price or otherwise could result in modification of either the exercise price or the shares to be issued under the respective warrant agreements. The Company determined that a portion of its outstanding warrants and conversion instruments contained such provisions thereby concluding they were not indexed to the Company’s own stock and therefore a derivative instrument.

The range of significant assumptions which the Company used to measure the fair value of warrant liabilities (a level 3 input) at April 24, 2014 is as follows:

Conversion feature
Stock price	$0 .3275
Term (Years)	Less than 1
Volatility	331%
Exercise prices	$0.43
Dividend yield	0%

The range of significant assumptions which the Company used to measure the fair value of warrant liabilities (a level 3 input) at May 1, 2014 is as follows:

		Placement Agent
	Issuance Warrants	Warrants
Stock price	$0.15	$0.15
Term (Years)	5	5
Volatility	306%	306%
Exercise prices	$0.15	$0.1875
Dividend yield	0%	0%

The range of significant assumptions which the Company used to measure the fair value of warrant liabilities (a level 3 input) at August 20, 2014 is as follows:

New Warrants
Stock price	$0.12
Term (Years)	5
Volatility	247%
Exercise prices	$0.125
Dividend yield	0%

The range of significant assumptions which the Company used to measure the fair value of warrant liabilities (a level 3 input) at August 21, 2014 is as follows:

Existing Warrants
Stock price	$0.17
Term (Years)	5
Volatility	247%
Exercise prices	$0.10
Dividend yield	0%

The range of significant assumptions which the Company used to measure the fair value of warrant liabilities (a level 3 input) at March 31, 2015 is as follows:

Warrants (including placement agent)
Stock price	$0.1081
Term (Years)	4 to 5
Volatility	148%
Exercise prices	$0.55 to 0.125
Dividend yield	0%

The following table sets forth the fair value hierarchy within our financial assets and liabilities by level that were accounted for at fair value on a recurring basis as of May 1, 2014.

		Fair Value Measurement at May 1, 2014
	Carrying
	Value at
	May 1, 2014	Level 1	Level 2	Level 3
Liabilities:

Derivative warrant liability	$216,236	$-	$-	$216,236
Derivative placement agent warrant liability	$23,787	$-	$-	$23,787
Total derivative liability	$240,023	$-	$-	$240,023

The following table sets forth the fair value hierarchy added to our financial liabilities by level that were accounted for at fair value on a recurring basis as of August 21, 2014.

			Fair Value Measurement at August 21, 2014
	Carrying
	Value at
	August 21, 2014		Level 1	Level 2	Level 3
Liabilities:

Derivative warrant liability	$149,687	$	- $	-	$149,687

The following table sets forth the fair value hierarchy within our financial assets and liabilities by level that were accounted for at fair value on a recurring basis as of December 31, 2014.

		Fair Value Measurement at December 31, 2014
	Carrying
	Value at
	March 31, 2015	Level 1	Level 2	Level 3
Liabilities:

Derivative convertible debt liability	$-	$-	$-	$-
Derivative warrant liability convertible preferred stock	$176,486	$-	$-	$176,486
Derivative warrants liability on common stock issuance including placement agent warrants	$18,454	$-	$-	$18,454
Total derivative liability	$194,940	$-	$-	$194,940

The Company analyzed the warrants and conversion feature under ASC 815 “Derivatives and Hedging” to determine the derivative liability. The Company estimated the fair value of these derivatives using a multinomial distribution (Lattice) valuation model. The fair value of these warrant liabilities at March 31, 2015 was $194,940 and the conversion feature liability was $0. At March 31, 2014 the fair value of these warrant liabilities was $209,320 and the conversion feature liability was $128,668. Changes in the derivative liability for the period ended March 31, 2015 consist of:

Year
Ended
March 31, 2015
Derivative liability at March 31, 2014	$337,988
Redemption of convertible preferred stock	(56,098)
Warrants issued May 1, 2014	216,236
Placement agent warrants May 1, 2014	23,787
Exercise of Warrants August 21, 2014	(168,273)
Insurance of warrants August 21, 2014	167,395
Change in derivative liability-mark to market	(326,095)
Derivative liability at March 31, 2015	$194,940